Leases - Schedule of Operating and Finance Lease (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Operating leases	$ 193	$ 200
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Finance Leases	$ 55
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Total right-of-use assets	$ 248	$ 200
Current	59	55
Operating leases	$ 52	$ 55
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other payables and accrued liabilities	Other payables and accrued liabilities
Finance Leases	$ 7
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Short-term debt	Short-term debt
Non-current	$ 191	$ 148
Operating leases	$ 141	$ 148
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities	Other long-term liabilities
Finance Leases	$ 50
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Total lease liabilities	$ 250	$ 203